UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 9/30/08

Item 1.  Reports to Stockholders.

Semi-Annual Report

September 30, 2008

1-877-942-8434

www.pathmasterfunds.com

Distributed by Northern Lights Distributors, LLC

PATHMASTER DOMESTIC EQUITY FUND

PORTFOLIO REVIEW

September 30, 2008 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2008, compared to its benchmarks:

	Six Months	One Year	Inception** - September 30, 2008	Inception*** - September 30, 2008
PathMaster Domestic Equity Fund – Class A	-10.82%	-23.25%	-3.10%	N/A
PathMaster Domestic Equity Fund – Class A with load	-15.32%	-27.10%	-4.91%	N/A
PathMaster Domestic Equity Fund – Class C	-11.13%	-23.82%	-3.80%	N/A
PathMaster Domestic Equity Fund – Class I	-10.70%	-23.01%	N/A	-2.06%
Russell 3000 Total Return Index	-10.27%	-21.52%	-1.55%	-0.87%
S&P 500 Total Return Index	-10.87%	-21.98%	-1.55%	-0.92%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is January 17, 2006 for Class A and C Shares.

***Inception date is December 2, 2005 for I shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Growth	34.9%
Value	64.3%
Other, Cash & Cash Equivalents	0.8%
100.00%

PATHMASTER DOMESTIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 99.3%
		GROWTH - 34.9%
	37,806	iShares Russell 1000 Growth Index Fund	$ 1,835,481
	30,445	iShares Russell Midcap Growth Index Fund	1,322,226
			3,157,707

		VALUE - 64.4%
	43,962	iShares Russell 1000 Value Index Fund	2,808,732
	60,767	iShares Russell Midcap Value Index Fund	2,383,282
	9,349	iShares Russell 2000 Value Index Fund	628,627
			5,820,641

		TOTAL INVESTMENTS - 99.2% (Cost $10,363,789) (a)	$ 8,978,348
		OTHER ASSETS & LIABILITIES - (0.8)%	63,923
		NET ASSETS - 100.0%	$ 9,042,271

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,256
		Unrealized depreciation:	(1,387,697)
		Net unrealized depreciation:	$ (1,385,441)

	See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 10,363,789
At value	$ 8,978,348
Receivable for securities sold	125,577
Receivable due from Advisor	25,153
Receivable for Fund shares sold	1,262
Prepaid expenses & other assets	9,260
TOTAL ASSETS	9,139,600

LIABILITIES
Due to custodian	61,166
Payble for Fund Shares Redeemed	11,724
Fees payable to other affiliates	10,321
Distribution (12b-1) fees payable	941
Accrued expenses and other liabilities	13,177
TOTAL LIABILITIES	97,329
NET ASSETS	$ 9,042,271

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 11,525,933
Undistributed net investment income	11,806
Accumulated net realized loss from security transactions	(1,110,027)
Net unrealized depreciation of investments	(1,385,441)
NET ASSETS	$ 9,042,271

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2008 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,831,577
Shares of beneficial interest outstanding	213,619
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 8.57
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 9.02

Class C Shares:
Net Assets	$ 285,365
Shares of beneficial interest outstanding	33,720
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.46

Class I Shares:
Net Assets	$ 6,925,329
Shares of beneficial interest outstanding	805,441
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.60

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$ 96,264
TOTAL INVESTMENT INCOME	96,264

EXPENSES
Investment advisory fees	35,658
Professional fees	21,911
Administration fees	19,745
Fund accounting fees	11,844
Registration fees	11,014
Chief compliance officer fees	6,857
Transfer agent fees	6,448
Custody fees	5,461
Printing expenses	4,981
Distribution (12b-1) fees	4,269
Trustees' fees	2,456
Insurance expense	167
Other expenses	5,877
TOTAL EXPENSES	136,688

Fees waived/reimbursed by the Advisor	(60,811)

NET EXPENSES	75,877
NET INVESTMENT INCOME	20,387

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(938,269)
Net change in unrealized appreciation (depreciation) of investments	(83,394)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,021,663)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,001,276)

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30,	For the
	2008	Year Ended
	(Unaudited)	March 31, 2008
FROM OPERATIONS
Net investment income	$ 20,387	$ 37,994
Net realized gain (loss) from security transactions	(938,269)	1,026,694
Net change in unrealized appreciation (depreciation) of investments	(83,394)	(2,984,930)
Net decrease in net assets resulting from operations	(1,001,276)	(1,920,242)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(270,044)
Class C	-	(24,275)
Class I	-	(1,013,098)
From net investment income:
Class A	-	(5,337)
Class C	-	-
Class I	-	(47,843)
From distributions to shareholders	-	(1,360,597)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	148,263	1,149,443
Class C	10	197,756
Class I	112,717	2,846,097
Net asset value of shares issued in reinvestment distributions:
Class A	-	271,676
Class C	-	23,913
Class I	-	503,306
Payments for shares redeemed:
Class A	(361,170)	(3,278,848)
Class C	(11,402)	(413,437)
Class I	(3,034,749)	(6,764,027)
Net decrease in net assets from shares of beneficial interest	(3,146,331)	(5,464,121)

TOTAL DECREASE IN NET ASSETS	(4,147,607)	(8,744,960)

NET ASSETS
Beginning of Period	13,189,878	21,934,838
End of Period*	$ 9,042,271	$ 13,189,878
*Includes undistributed (overdisributed) net investment income of:	$ 11,806	$ (8,581)

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30,	For the
	2008	Year Ended
	(Unaudited)	March 31, 2008
SHARE ACTIVITY

Class A:
Shares Sold	15,037	99,826
Shares Reinvested	-	25,104
Shares Redeemed	(36,479)	(300,015)
Net decrease in shares of beneficial interest outstanding	(21,442)	(175,085)

Class C:
Shares Sold	1	17,226
Shares Reinvested	-	2,228
Shares Redeemed	(1,132)	(36,301)
Net decrease in shares of beneficial interest outstanding	(1,131)	(16,847)

Class I:
Shares Sold	11,549	241,193
Shares Reinvested	-	46,367
Shares Redeemed	(307,170)	(631,866)
Net decrease in shares of beneficial interest outstanding	(295,621)	(344,306)

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	September 30,		Year Ended	Year Ended	Period Ended
	2008		March 31,	March 31,	March 31,
	(Unaudited)		2008	2007	2006 (1)
Net asset value, beginning of period	$ 9.61		$ 11.49	$ 10.49	$ 10.14

Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.03)	0.05	0.01
Net realized and unrealized gain
(loss) on investments (2)	(1.05)		(1.10)	1.11	0.35
Total from investment operations	(1.04)		(1.13)	1.16	0.36

Less distributions from:
Net investment income	-		(0.01)	(0.06)	(0.01)
Net realized gains	-		(0.74)	(0.10)	-
Total distributions	-		(0.75)	(0.16)	(0.01)

Net asset value, end of period	$ 8.57		$ 9.61	$ 11.49	$ 10.49

Total return (3)(8)	(10.82)%	(8)	(10.55)%	11.14%	3.59%	(8)

Net assets, at end of period	$ 1,832		$ 2,259	$ 4,713	$ 1,108

Ratio of gross expenses to average
net assets (4)(6)	2.56%	(5)	2.51%	3.61%	19.01%	(5)
Ratio of net expenses to average
net assets (6)	1.50%	(5)	1.50%	1.50%	1.50%	(5)
Ratio of net investment income (loss)
to average net assets (7)	0.25%	(5)	(0.08)%	0.44%	1.69%	(5)

Portfolio Turnover Rate (8)	124%	(8)	104%	86%	20%	(8)

(1)	The PathMaster Domestic Equity Fund's Class A shares commenced operations on January 17, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	September 30,		Year Ended	Year Ended		Period Ended
	2008		March 31,	March 31,		March 31,
	(Unaudited)		2008	2007		2006 (1)
Net asset value, beginning of period	$ 9.52		$ 11.46	$ 10.50		$ 10.14

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.09)	(0.05)		0.00	(9)
Net realized and unrealized gain
(loss) on investments (2)	(1.04)		(1.11)	1.11		0.36
Total from investment operations	(1.06)		(1.20)	1.06		0.36

Less distributions from:
Net investment income	-		-	(0.00)	(9)	(0.00)	(9)
Net realized gains	-		(0.74)	(0.10)		-
Total distributions	-		(0.74)	(0.10)		(0.00)	(9)

Net asset value, end of period	$ 8.46		$ 9.52	$ 11.46		$ 10.50

Total return (3)(8)	(11.13)%	(8)	(11.21)%	10.17%		3.60%	(8)

Net assets, at end of period	$ 285		$ 332	$ 593		$ 312

Ratio of gross expenses to average
net assets (4)(6)	3.31%	(5)	3.28%	4.21%		17.69%	(5)
Ratio of net expenses to average
net assets (6)	2.25%	(5)	2.25%	2.25%		2.25%	(5)
Ratio of net investment income (loss)
to average net assets (7)	(0.48)%	(5)	(0.67)%	(0.42)%		0.99%	(5)

Portfolio Turnover Rate (8)	124%	(8)	104%	86%		20%	(8)

(1)	The PathMaster Domestic Equity Fund's Class C shares commenced operations on January 17, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	September 30,		Year Ended	Year Ended	Period Ended
	2008		March 31,	March 31,	March 31,
	(Unaudited)		2008	2007	2006 (1)
Net asset value, beginning of period	$ 9.63		$ 11.51	$ 10.51	$ 10.00

Activity from investment operations:
Net investment income (2)	0.02		0.03	0.07	0.05
Net realized and unrealized gain
(loss) on investments (2)	(1.05)		(1.14)	1.11	0.53
Total from investment operations	(1.03)		(1.11)	1.18	0.58

Less distributions from:
Net investment income	-		(0.03)	(0.08)	(0.07)
Net realized gains	-		(0.74)	(0.10)	-
Total distributions	-		(0.77)	(0.18)	(0.07)

Net asset value, end of period	$ 8.60		$ 9.63	$ 11.51	$ 10.51

Total return (3)(8)	(10.70)%	(8)	(10.38)%	11.35%	5.80%	(8)

Net assets, at end of period	$ 6,925		$ 10,599	$ 16,629	$ 4,473

Ratio of gross expenses to average
net assets (4)(6)	2.31%	(5)	2.29%	3.31%	9.92%	(5)
Ratio of net expenses to average
net assets (6)	1.25%	(5)	1.25%	1.25%	1.20%	(5)
Ratio of net investment income
to average net assets (7)	0.41%	(5)	0.27%	0.70%	1.88%	(5)

Portfolio Turnover Rate (8)	124%	(8)	104%	86%	20%	(8)

(1)	The PathMaster Domestic Equity Fund's Class I shares commenced operations on December 2, 2005.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

1.

ORGANIZATION

The PathMaster Domestic Equity Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund was organized on March 17, 2008, to acquire all the assets of the PathMaster Domestic Equity Fund, a series of The Coventry Funds Trust, a Massachusetts business trust (the “Predecessor Fund”), in a tax-free reorganization, effective, April 18, 2008 (the “Reorganization”).  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital growth.   The Fund invests primarily in exchange-traded funds (“ETFs”) that track certain domestic equity market segments by size (i.e., small-cap, mid-cap and large-cap) and style (i.e., growth and value) that the Wayne Hummer Asset Management Company (the “Adviser”) has determined offer the greatest potential for capital appreciation in a given market environment.

The Fund currently offers Class A, Class C and Class I shares.    Class C and I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees

PATHMASTER DOMESTIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008 (Unaudited)

(the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Various inputs are used in determining the value of the Fund’s investments relating to SFAS 157.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

PATHMASTER DOMESTIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended September 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $13,993,242 and $17,017,313, respectively.

PATHMASTER DOMESTIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Wayne Hummer Asset Management serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least February 28, 2009, to waive advisory fees and , if necessary, reimburse a portion of the Fund’s operating expenses so that the Fund’s normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum of Class A average daily net assets, 2.25% per annum of Class C average daily net assets, and 1.25% per annum of Class I average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.50%, 2.25% and 1.25% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50%, 2.25% and 1.25% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.50%, 2.25% and 1.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of September 30, 2008, the Advisor has $638,826 of waived/reimbursed expenses that may be recovered as follows:

PATHMASTER DOMESTIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008 (Unaudited)

Amount:	Expiration:
$124,441	March 31, 2009
$299,320	March 31, 2010
$215,155	March 31, 2011

During the six months ended September 30, 2008, the Advisor waived fees of $35,658 and reimbursed fees in the amount of $25,153.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to the Class A and C shares respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS.

The Fund pays its pro rata share of a total Trustee fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000* per annum or

-

7 basis points or 0.07% on the first $250 million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million

*This fee will increase to $40,000 per annum after March 31, 2009.

PATHMASTER DOMESTIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $19,200* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*This fee will increase to $24,000 per annum after March 31, 2009.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000* per class of shares and the per-account charge is $14.00.

*This fee will increase to $15,000 per annum after March 31, 2009.

Custody Administration.  Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended September 30, 2008 were $308.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

PATHMASTER DOMESTIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended September 30, 2008, the Fund incurred expenses of $6,857 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended September 30, 2008, GemCom collected amounts totaling $4,369 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

PATHMASTER DOMESTIC EQUITY FUND

EXPENSE EXAMPLES

September 30, 2008 (Unaudited)

As a shareholder of the PathMaster Domestic Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the PathMaster Domestic Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 through September 30, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the PathMaster Domestic Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During Period 4/1/08– 9/30/08	Expense Ratio During Period** 4/1/08 – 9/30/08
Class A	$1,000.00	$891.80	$7.11*	1.50%
Class C	1,000.00	888.70	10.65*	2.25
Class I	1,000.00	893.00	5.93*	1.25

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During Period 4/1/08 – 9/30/08	Expense Ratio During Period** 4/1/08 – 9/30/08
Class A	$1,000.00	$1,017.55	$7.59*	1.50%
Class C	1,000.00	1,013.79	11.36*	2.25
Class I	1,000.00	1,018.80	6.33*	1.25

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

PATHMASTER DOMESTIC EQUITY FUND

SUPPLEMENTAL INFORMATION

September 30, 2008 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on March 17, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of the Advisory Agreement between the Trust and the Adviser, on behalf of the Fund.  In considering the Advisory Agreement, the Board interviewed the Adviser and received materials specifically relating to the Advisory Agreement.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the existing accounts of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Adviser’s investment methodology.  The Trustees discussed with the representatives of the Adviser the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

 Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance as adviser to the Predecessor Fund, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.60% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

PATHMASTER DOMESTIC EQUITY FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 64	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	34	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 58	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	34	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 54	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	34	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age 44	Trustee Since 2007	Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002)	34	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

PATHMASTER DOMESTIC EQUITY FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2008 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 55	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	34	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 46	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

PATHMASTER DOMESTIC EQUITY FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2008 (Unaudited)

Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 49	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-942-8434 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-942-8434.

INVESTMENT ADVISOR

Wayne Hummer Asset Management

222 South Riverside Plaza, 28th Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/5/08